Warrants (Details) - Rubicon Technologies L L C [Member] - Rubicon [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants outstanding, beginning	1,084,725	1,084,725
Warrants outstanding, beginning	$ 30.00
Weighted average exercise price, granted	$ 3.75	$ 3.37
Warrants expired	(147,183)	(6,976)
Weighted average exercise price, expired	$ 9.36	$ 4.08
Warrants outstanding, ending		1,084,725
Weighted average exercise price, ending		$ 30.00
Warrant [Member]
Warrants outstanding, beginning		$ 30.00
Warrants granted
Weighted average exercise price, granted
Warrants exercised	(1,083,008)
Weighted average exercise price, exercised	$ 30.00
Warrants expired	(1,717)
Weighted average exercise price, expired	$ 30.00
Warrants outstanding, ending
Weighted average exercise price, ending